CONTINGENT LIABILITIES (Details) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2013	Apr. 13, 2011	Apr. 30, 2011	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Contingent liabilities at fair value
Payments on contingent liabilities				$ 999,000	$ 1,559,000
CIFC Parent Holdings LLC [Member]
Contingent liabilities at fair value
Number of Legacy CIFC CLOs subject to fee-sharing arrangements		six
Business Acquisition Cost of Acquired Entity Initial Incentive Fees		$ 15,000,000
Business Acquisition, Cost of Acquired Entity Percentage of Fees in Excess of Initial Incentive Fees		50.00%	50.00%
Business Acquisition Cost of Acquired Entity Final Contingent Consideration Payment Date		10 years	10 years
Payments On Contingent Liabilities - 100% fee sharing				999,000	1,000,000		$ 2,500,000	$ 6,600,000
Business Acquisition Cost of Acquired Entity Cash Payable				0			0
Payments on Contingent Liabilities - 50% fee sharing				16,600,000			15,600,000
Cypress Tree Investment Management LLC
Contingent liabilities at fair value
Business Acquisition Cost of Acquired Entity Cash Payable				0			0
Business Acquisition Contingent Consideration Minimum Percentage of Investment Advisory Fees	39.00%					39.00%
Payments on contingent liabilities				$ 0	$ 559,000		$ 1,100,000	$ 600,000